ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Advance from end users	$ 5,554	¥ 38,663	¥ 44,006	¥ 35,888
Business tax and other taxes payable	164	1,136	4,276	4,118
Deferred government grant	0	0	3	2,807
Professional fees payable	413	2,878	8,160	12,039
Promotional events payables	312	2,172	8,290	7,753
Decoration payables	48	336	3,096	5,328
Unpaid consideration for business combination	0	0		54,550
Others	890	6,213	20,318	23,750
Accrued expenses and other current liabilities, Total	$ 7,381	¥ 51,398	¥ 88,149	¥ 146,233